ORGANIZATION AND NATURE OF OPERATIONS (Narrative) (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business Acquisition [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax				¥ 4,716,918	$ 679,378
Wide Wealth Hong Kong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	55.00%
Jinkosolar Household PV System Ltd [Member]
Business Acquisition [Line Items]
Proceeds from Sale of Equity Method Investments		¥ 27,000,000	$ 3,900,000
Gain (Loss) on Sale of Equity Investments		15,400,000	2,200,000
Zhejiang Jinko Financial Leasing [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net		15,200,000	2,200,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		¥ 183,000,000	$ 26,400,000
Jiangxi Jinko Engineering [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		55.00%	55.00%	55.00%	55.00%
Equity Method Investment, Amount Sold	$ 250,000,000		$ 250,000,000
Treasury Stock Value Acquired Cost Method					$ 225,000,000
Jiangxi Jinko Engineering [Member] | Wide Wealth Hong Kong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		45.00%	45.00%	45.00%	45.00%
Equity Method Investment, Amount Sold					$ 225,000,000
Jinkosolar International Development Limited [Member]
Business Acquisition [Line Items]
Proceeds from Sale of Equity Method Investments		¥ 2,400,000	$ 400,000
Gain (Loss) on Sale of Equity Investments		100,000	20,000
Jinko Solar International Limited [Member]
Business Acquisition [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		¥ 4,700,000	$ 700,000
JinkoSolar Power [Member]
Business Acquisition [Line Items]
Treasury Stock Value Acquired Cost Method					$ 225,000,000